SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 12: SHAREHOLDERS’ EQUITY

A. Ordinary shares:

The holders of ordinary shares are entitled to one vote per share, to dividends as decided by the Board, and in the event of the Company’s liquidation, to the surplus assets of the Company. The Company has the following ordinary shares reserved for future issuance:

	As of December 31,
	2023	2022
Ordinary shares	48,923,903	47,737,868
Outstanding share options and RSUs	4,294,853	4,617,018
Shares available for future grants under the 2021 plan	7,847,149	6,243,273
Shares subject to the employee share purchase plan	1,233,812	721,469
Total	62,299,717	59,319,628

B. Initial Public Offering and concurrent Private Placement:

On June 10, 2021, the Company completed its initial public offering (“IPO”), in which the Company issued and sold 3,700,000 shares of its ordinary shares at an offering price of $155.00 per share, and additional 370,000 ordinary shares pursuant to the exercise in full of the underwriters’ option to purchase additional shares. The Company received net proceeds of $591,856 after deducting underwriting discounts and commissions of $34,697, and other issuance costs of $4,298. Immediately prior to the closing of the IPO, all convertible preferred shares then outstanding automatically converted into 26,440,239 ordinary shares.

Additionally, immediately subsequent to the closing of the IPO, the Company entered into concurrent private placement with two investors to purchase 967,742 of its ordinary shares in consideration for gross proceeds of $150,000 at a price per ordinary share equal to the initial public offering price. Related underwriting discounts and commissions amounted to $6,000.

Prior to the IPO, deferred offering costs, which consist primarily of accounting, legal and other fees related to the Company’s IPO, were capitalized within other assets, noncurrent in the consolidated balance sheets. Upon the consummation of the IPO and concurrent Private Placement $44,995 of deferred offering costs were reclassified into shareholders’ equity as an offset against IPO proceeds.

C. Founder’s share:

Upon the consummation of the IPO, the Company issued one of its Co-Founders and Co-CEO one founder share. The founder share will provide the Co-CEO with certain veto rights over the approval of certain transactions such as merger, consolidation, acquisition, issuance of equity securities or debt securities convertible into equity securities or other similar transactions, that would result in any person becoming the owner of 25% or more of the ordinary shares immediately following the consummation of such transaction, (ii) sale, assignment, conveyance, transfer, lease or other disposition, in one transaction or a series of related transactions, of all or substantially all of the Company’s assets to any person and (iii) change to the Company’s strategy, policies and/or business plan in connection with its Equal Impact Initiative.

The founder share is not tradable and have no rights other than those described above, including no dividends rights or voting rights. The founder share will automatically convert to a deferred share with no rights, upon the earlier of (i) a transfer, pledge or other disposition of the founder share, (ii) the termination of the Co-CEO’s employment with the Company, (iii) the death of the Co-CEO, (iv) Upon the dilution of the shares and options held by him below a certain percentage.

D. Share based compensation:

In 2021, the board of directors adopted the 2021 equity incentive plan for employees, officers, directors, and consultants (the “2021 Plan”). Following the IPO, the Company ceased granting awards under its old plans and all shares that remained available for issuance under these plans were transferred to the 2021 Plan. The 2021 Plan provides for the grant of options to purchase ordinary shares and RSUs. Each option granted under the 2021 Plan expires no later than ten years from the date of grant. The vesting period of the options and RSUs is generally four years. As of December 31, 2023, the number of ordinary shares reserved and available for grant and issuance pursuant to the 2021 Plan (the “Share Reserve”) was 7,847,149.

The Share Reserve will automatically increase on January 1st of each year during the term of the 2021 Plan, commencing on January 1st of the year following the year in which the 2021 Plan became effective, in an amount equal to 5% of the total number of shares of capital stock outstanding on December 31st of the preceding calendar year.

Since January 1, 2022, the share reserve under the 2021 Plan has been automatically increased by an aggregate of 4,633,095 shares. Awards granted under the 2021 Plan generally vest over four years. Any award that is forfeited or canceled before expiration becomes available for future grants under the 2021 Plan.

Share option activity for the year ended December 31, 2023 is as follows:

	Number of Options	Weighted-Average Exercise Price	Weighted Average Remaining Contractual life	Aggregate Intrinsic Value
Outstanding — January 1, 2023 (*)	3,800,024	$39.60	7.46	$347,627
Granted (*)	207,305	$122.62
Exercised	(767,148)	$15.18
Expired and forfeited	(160,929)	$86.35
Outstanding — December 31, 2023	3,079,252	$48.82	6.71	$435,699
Exercisable — December 31, 2023 (*)	2,106,504	$32.98	6.25	$329,924

The aggregate intrinsic value was calculated as the difference between the exercise price of the share options and the fair value of the underlying common shares as of December 31, 2023 and 2022. The intrinsic value of options exercised in the years ended 2023, 2022, and 2021 was approximately $112,799, $346,600 and $321,891, respectively.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2023, 2022 and 2021 was $86.26, $69.3 and $77.0, respectively.

(*) Includes 73,074 performance options granted to the Company’s Co-CEOs in 2022. and 74,108 performance options granted to the Company’s Co-CEOs in 2023, as applicable.

The following table summarizes the activity for the Company’s RSUs for the year ended December 31, 2023:

	Number of Units	Weighted- Average Fair Value
Balance at January 1, 2023	816,994	$126.29
Granted (*)	846,540	$138.84
Vested	(338,034)	$128.44
Canceled	(109,899)	$126.59
Balance at December 31, 2023 (*)	1,215,601	$134.41

(*) Includes 22,928 performance shares granted to the Company’s Co-CEOs in 2023.

As of December 31, 2023, 2022 and 2021 there was $96,112, $64,458 and $22,821 of total unrecognized compensation cost related to unvested restricted share units which is expected to be recognized over a weighted-average period of 1.80, 1.85 and 1.98 years, respectively.

Share-based compensation expense for the years ended December 31, 2023, 2022 and 2021, is as follows:

	Year ended December 31,
	2023	2022	2021
Cost of revenues	$6,307	$10,406	$7,681
Research and development	38,737	32,957	21,779
Sales and marketing	25,395	33,457	23,135
General and administrative	29,747	28,100	20,934
Share-based compensation, net of amounts capitalized	$100,186	$104,920	$73,529
Capitalized share-based compensation costs	1,997	2,282	1,522
Total share-based compensation	$102,183	$107,202	$75,051

As of December 31, 2023, 2022, and 2021, unamortized share-based compensation expense was $118,311, $107,411 and $101,027, respectively, which is expected to be recognized over weighted average periods of 1.75, 1.79 and 1.97 years, respectively.

E.    Employee Share Purchase Plan

Immediately prior to the IPO, the Company adopted the 2021 ESPP. As of December 31, 2021, a total of 194,625 shares were reserved for issuance under the ESPP. In addition, on the first day of each calendar year beginning on January 1, 2022 and ending on and including January 1, 2031, the number of shares available for issuance under the ESPP will be increased by the lesser of 1% of the shares outstanding on the final day of the immediately preceding calendar year, as determined on a fully diluted basis, and such smaller number of shares as determined by the Company’s board of directors. According to the ESPP, eligible employees may use up to 15% of their salaries to purchase ordinary shares. The price of an ordinary share purchased under the ESPP is equal to 85% of the lower of the fair market value of the ordinary share on the beginning of each offering period or on the purchase date. As of December 31, 2023, 119,092 ordinary shares had been purchased under the ESPP. The ESPP is compensatory and, as such, results in recognition of compensation cost.